Earnings per Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit and weighted average number of common shares
Profit attributable to the owners of the Group, basic	$ 108,863,270	$ 145,251,024	$ 84,559,995
Profit attributable to the owners of the Group, diluted	$ 108,863,270	$ 145,251,024	$ 84,559,995
Weighted average number of shares outstanding in the period, basic	32,194,108	32,194,108	32,202,394
Weighted average number of shares outstanding in the period, diluted	32,194,108	32,194,108	32,202,394
Earnings per share - basic	$ 3.38	$ 4.51	$ 2.63
Earnings per share - diluted	$ 3.38	$ 4.51	$ 2.63